Cover	Oct. 05, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2021
Entity File Number	001-39541
Entity Registrant Name	WHEELS UP EXPERIENCE INC.
Entity Central Index Key	0001819516
Entity Tax Identification Number	98-1557048
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 West 26th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	257-5252
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	UP
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A common stock at an exercise price of $11.50
Trading Symbol	UP WS
Security Exchange Name	NYSE